13F-HR

8/14/08

0001103804
dk2hcr*f

NONE
1

Carl Casler
203-863-5039

ccasler@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                   FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
This amendment (Check only one.): [ X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors, L.P.
Address:  55 Railroad Avenue, Greenwich, CT 06830

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Carl Casler
Title: 	Chief Financial Officer
Phone: 	203-863-5039
Signature, Place and Date of Signing: Greenwich, CT

Carl Casler,  August 14, 2008

Report Type (Check only one.):
[ X]      13F HOLDINGS REPORT.
[  ]      13F NOTICE.
[  ]      13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total: 5,098,316

                                     TITLE OF             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                         CLASS       Cusip   X($1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE     SHARED   NONE
American Medical Sys                       COMMON STOCK 02744M108 35521    2376000  SH       SOLE            2376000
Aon Corp                                   COMMON STOCK 037389103 201263   4381000  SH       SOLE            4381000
Apollo Group, Inc.                         COMMON STOCK 037604105 663483   14990600 SH       SOLE            14990600
CMGI Inc.                                  COMMON STOCK 125750307 1        146      SH       SOLE            146
DaVita Inc.                                COMMON STOCK 23918K108 273603   5149700  SH       SOLE            5149700
Delta Air Lines                            COMMON STOCK 247361702 23478    4119100  SH       SOLE            4119100
Federal Mogul Corp                         COMMON STOCK 313549404 4097     254000   SH       SOLE            254000
First Horizon National Corp                COMMON STOCK 320517105 74300    10000000 SH       SOLE            10000000
Frontier Oil Corp                          COMMON STOCK 35914P105 56188    2350000  SH       SOLE            2350000
Google Inc.                                COMMON STOCK 38259P508 39481    75000    SH       SOLE            75000
Hologic Inc                                COMMON STOCK 436440101 41965    1925000  SH       SOLE            1925000
Humana Inc.                                COMMON STOCK 444859102 24259    610000   SH       SOLE            610000
Idearc Inc                                 COMMON STOCK 451663108 987      420000   SH       SOLE            420000
IHS Inc.                                   COMMON STOCK 451734107 57225    822200   SH       SOLE            822200
Illumina Inc.                              COMMON STOCK 452327109 41255    473600   SH       SOLE            473600
Invesco Limited                            COMMON STOCK G491BT108 491448   20494100 SH       SOLE            20494100
ITT Educational Services Inc               COMMON STOCK 45068B109 51271    620500   SH       SOLE            620500
Key Corp.                                  COMMON STOCK 493267108 93055    8475000  SH       SOLE            8475000
Kroger Co                                  COMMON STOCK 501044101 403221   13966800 SH       SOLE            13966800
Macrovision Solutions Corp                 COMMON STOCK 55611C108 57991    3876450  SH       SOLE            3876450
Massey Energy Company                      COMMON STOCK 576206106 63103    673100   SH       SOLE            673100
Mastercard Inc                             COMMON STOCK 57636Q104 222771   839000   SH       SOLE            839000
McKesson Corp.                             COMMON STOCK 58155Q103 11657    208500   SH       SOLE            208500
Mettler-Toledo International Inc           COMMON STOCK 592688105 3860     40700    SH       SOLE            40700
Monster Worldwide Inc.                     COMMON STOCK 611742107 2782     135000   SH       SOLE            135000
MSCI Inc                                   COMMON STOCK 55354G100 133104   3667800  SH       SOLE            3667800
National Financial Partners Corp.          COMMON STOCK 63607P208 8825     453500   SH       SOLE            453500
NII Holdings Inc                           COMMON STOCK 62913F201 132069   2781000  SH       SOLE            2781000
Och-Ziff Capital Management                COMMON STOCK 67551U105 9505     500000   SH       SOLE            500000
Palm Inc                                   COMMON STOCK 696643105 548      101798   SH       SOLE            101798
Plains Exploration & Production            COMMON STOCK 726505100 171771   2354000  SH       SOLE            2354000
Priceline.com                              COMMON STOCK 741503403 237258   2054900  SH       SOLE            2054900
Prudential Financial INC                   COMMON STOCK 744320102 118703   1987000  SH       SOLE            1987000
Qualcomm Inc                               COMMON STOCK 747525103 388920   8765400  SH       SOLE            8765400
R.H. Donnelley Corp                        COMMON STOCK 74955W307 3690     1230000  SH       SOLE            1230000
SAIC Inc                                   COMMON STOCK 78390X101 59620    2865000  SH       SOLE            2865000
Southwestern Energy                        COMMON STOCK 845467109 106027   2227000  SH       SOLE            2227000
St Jude Medical Inc.                       COMMON STOCK 790849103 56005    1370000  SH       SOLE            1370000
Staples Inc.                               COMMON STOCK 855030102 114736   4831000  SH       SOLE            4831000
The Sherwin-Williams Company               COMMON STOCK 824348106 45149    983000   SH       SOLE            983000
Transocean Inc                             COMMON STOCK G90073100 284512   1867000  SH       SOLE            1867000
Viacom Inc.- Cl B                          COMMON STOCK 92553P201 156212   5115000  SH       SOLE            5115000
Weatherford Intl Ltd.                      COMMON STOCK G95089101 133397   2690000  SH       SOLE            2690000
S REPORT SUMMARY 43 DATA RECORDS
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled All information following this line is informational and should not be included in the SEC Filing.